Rockefeller Global Equity ETF

Schedule of Investments

April 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 8.8%
ICICI Bank Ltd. - ADR	266,761	$8,952,499
JPMorgan Chase & Co.	39,423	9,643,654
Lloyds Banking Group PLC	8,787,011	8,600,748
Mitsubishi UFJ Financial Group, Inc.	618,625	7,821,720
Oversea-Chinese Banking Corp. Ltd.	762,901	9,436,204
Svenska Handelsbanken AB - Class A	418,769	5,485,952
Swedbank AB - Class A	278,925	6,937,771
		56,878,548

Consumer Discretionary Products - 0.9%
Denso Corp.	430,027	5,569,790

Consumer Staple Products - 1.4%
Haleon PLC	891,144	9,045,112

Financial Services - 7.0%
AerCap Holdings NV	104,552	11,082,512
American Express Co.	32,994	8,789,932
Intercontinental Exchange, Inc.	66,803	11,220,900
Visa, Inc. - Class A	41,741	14,421,515
		45,514,859

Health Care - 7.9%
Becton Dickinson & Co.	38,770	8,028,879
Eli Lilly & Co.	15,986	14,370,615
Intuitive Surgical, Inc.(a)	6,433	3,318,141
IQVIA Holdings, Inc.(a)	34,816	5,398,917
Lonza Group AG	7,407	5,305,458
Roche Holding AG	19,060	6,246,253
UnitedHealth Group, Inc.	21,066	8,667,395
		51,335,658

Industrial Products - 9.4%
Atlas Copco AB - Class A	354,222	5,503,444
Boeing Co.(a)	49,106	8,998,184
Carrier Global Corp.	77,824	4,867,113
Epiroc AB(a)	240,265	5,201,436
GE Vernova, Inc.(a)	14,557	5,398,027
General Electric Co.	57,428	11,574,039
Hitachi Ltd.	185,508	4,575,274
Keysight Technologies, Inc.(a)	36,874	5,361,480
Schneider Electric SE	19,071	4,426,848

Siemens AG	21,507	4,937,295
		60,843,140

Industrial Services - 4.3%
RELX PLC	174,102	9,457,743
Rentokil Initial PLC	1,563,357	7,154,101
Republic Services, Inc.	44,111	11,060,833
		27,672,677

Insurance - 7.2%
AIA Group Ltd.	1,282,987	9,612,434
Allstate Corp.	66,991	13,290,345
Reinsurance Group of America, Inc.	78,179	14,643,708
Willis Towers Watson PLC	30,006	9,235,847
		46,782,334

Materials - 4.7%
Air Liquide SA	60,473	12,412,191
Cie de Saint-Gobain SA	60,348	6,551,363
Heidelberg Materials AG(a)	35,024	6,937,515
Shin-Etsu Chemical Co. Ltd.	140,649	4,269,561
		30,170,630

Media - 9.7%
Alphabet, Inc. - Class A	142,597	22,644,404
Meta Platforms, Inc. - Class A	41,175	22,605,075
Tencent Holdings Ltd. - ADR	164,007	10,014,267
Uber Technologies, Inc.(a)	91,416	7,405,610
		62,669,356

Oil & Gas - 5.4%
Kinder Morgan, Inc.	427,664	11,247,563
Shell PLC - ADR	250,401	16,145,856
TotalEnergies SE - ADR	135,316	7,692,715
		35,086,134

Retail & Wholesale - Discretionary - 6.4%
Alibaba Group Holding Ltd.	56,058	6,695,007
Amazon.com, Inc.(a)	124,440	22,949,225
AutoZone, Inc.(a)	3,003	11,299,088
		40,943,320

Retail & Wholesale - Staples - 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	54,162	6,367,285

Software & Tech Services - 5.9%
Datadog, Inc.	30,663	3,132,532
Microsoft Corp.	77,377	30,584,033

Shopify, Inc.	45,624	4,334,280
		38,050,845

Tech Hardware & Semiconductors - 14.0%
Advanced Micro Devices, Inc.(a)	70,680	6,880,698
Apple, Inc.	59,137	12,566,612
Applied Materials, Inc.	55,873	8,420,620
ASML Holding NV - NYRS	6,687	4,467,451
Broadcom, Inc.	23,519	4,526,702
Nintendo Co. Ltd.	168,136	13,944,538
NVIDIA Corp.	97,880	10,661,090
Samsung Electronics Co. Ltd.	271,394	10,596,108
Sony Group Corp.	440,268	11,639,446
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,508	6,752,278
		90,455,543

Telecommunications - 4.2%
AT&T, Inc.	450,854	12,488,656
KDDI Corp.(a)	336,500	5,953,153
KT Corp. - ADR	430,917	8,385,645
		26,827,454

Utilities - 1.4%
CMS Energy Corp.	122,047	8,988,762

TOTAL COMMON STOCKS (Cost $447,733,219)		643,201,447

TOTAL INVESTMENTS - 99.6% (Cost $447,733,219)		$643,201,447
U.S. Bank Money Market Deposit Account – 0.1%(b)		823,111
Other Assets in Excess of Liabilities - 0.3%		1,774,920
TOTAL NET ASSETS - 100.0%		$645,799,478

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt AG – Aktiengesellschaft NV – Naamloze Vennootschap NYRS – New York Registered Shares PLC – Public Limited Company SA – Sociedad Anonima SE – Societas Europeae

(a)	Non-income producing security.
(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.